Fair Value Measurements - Schedule of Financial Assets (Details) - Fair Value, Recurring - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Assets:
Total financial assets	$ 31,690	$ 3,391
Level 1
Assets:
Total financial assets	31,690	837
Level 2
Assets:
Total financial assets	0	2,554
Level 3
Assets:
Total financial assets	0	0
Money market funds
Assets:
Cash equivalents	31,690	837
Money market funds | Level 1
Assets:
Cash equivalents	31,690	837
Money market funds | Level 2
Assets:
Cash equivalents	0	0
Money market funds | Level 3
Assets:
Cash equivalents	$ 0	0
Corporate bonds
Assets:
Short-term investments		2,554
Corporate bonds | Level 1
Assets:
Short-term investments		0
Corporate bonds | Level 2
Assets:
Short-term investments		2,554
Corporate bonds | Level 3
Assets:
Short-term investments		$ 0